Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Share repurchases
Year Ended December 31,	Number of Shares	Average Cost Per Share	Amount
(Dollars and share amounts in thousands)
2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

2009
U.S. Cellular Common Shares	887	$37.86	$33,585